GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Details) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2006 USD ($) vessel	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)
Loss/(gain) on sale of assets and termination of charters		$ 114	$ (15,197)	$ (23,931)
Vessel Impairment Charge		29,161	$ 0	11,800
US$ 210 million secured term loan facility [Member]
Debt Instrument, Face Amount	$ 210,000	$ 0		$ 171,400
Number Of New Vessels Acquired That Were Partly Funded By Secured Term Loan Facility | vessel	5